Borrowings - Loan Facilities Navios Holdings (Details) $ in Thousands	5 Months Ended	10 Months Ended			12 Months Ended
	May 31, 2017 USD ($)	Nov. 03, 2017 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2010 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2010
Debt Instrument [Line Items]
Repayment of debt					$ 94,298
Gain/ (Loss) on bond and debt extinguishment					6,464	$ (981)	$ 29,187
Payments related to installments for the current year					39,969
Payments related to installments for the next year					54,329
(Repayment of)/proceeds from loan payable to affiliate company					$ 0	(55,132)	50,000
Other long-term loans | Navios Logistics
Debt Instrument [Line Items]
Line of credit facility issuance date					Oct. 29, 2009
Maximum borrowing capacity					$ 817
Repayment frequency					monthly
Repayment installment					$ 6
Amount outstanding					$ 184	253
Fixed interest rate					6.00%
Repayment terms					The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
Navios Logistics Notes Payable
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 41,964
Number of repayment installments					16
Repayment frequency					semi-annual
Interest rate					six-month LIBOR
Debt finance costs					$ 5,949
Loan Facility Credit Agricole ($40,000) to partially finance the construction of one newbuilding Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date					Sep. 30, 2010
Maximum borrowing capacity					$ 40,000
Number of vessels partially financed					1
Loan margin percentage					2.75%
Interest rate description					LIBOR plus 275 basis points
Amount outstanding					$ 0	17,674
Maturity date					Aug. 31, 2021
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one Panamax vessel
Debt Instrument [Line Items]
Line of credit facility issuance date					Aug. 31, 2011
Maximum borrowing capacity					$ 23,000
Number of vessels partially financed					1
Loan margin percentage					2.75%
Interest rate description					LIBOR plus 275 basis points
Balloon payment on the last repayment date					$ 7,264
Amount outstanding					$ 12,031	14,074
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one Panamax vessel | First installment
Debt Instrument [Line Items]
Number of repayment installments					1
Repayment frequency					quarterly
Repayment installment					$ 681
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one Panamax vessel | From 2nd to 7th installment
Debt Instrument [Line Items]
Number of repayment installments					6
Repayment frequency					semi-annual
Repayment installment					$ 681
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one newbuilding bulk carrier
Debt Instrument [Line Items]
Line of credit facility issuance date					Dec. 31, 2011
Maximum borrowing capacity					$ 23,000
Number of vessels partially financed					1
Loan margin percentage					3.25%
Interest rate description					LIBOR plus 325 basis points
Balloon payment on the last repayment date					$ 7,450
Amount outstanding					$ 12,350	14,450
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one newbuilding bulk carrier | First installment
Debt Instrument [Line Items]
Number of repayment installments					1
Repayment frequency					quarterly
Repayment installment					$ 700
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one newbuilding bulk carrier | From 2nd to 7th installment
Debt Instrument [Line Items]
Number of repayment installments					6
Repayment frequency					semi-annual
Repayment installment					$ 700
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels
Debt Instrument [Line Items]
Line of credit facility issuance date					Dec. 20, 2013
Maximum borrowing capacity					$ 22,500
Number of loan tranches					2
Number of vessels financed					2
Loan margin percentage					3.00%
Interest rate description					LIBOR plus 300 basis points
Amount outstanding					$ 0	15,188
Maturity date					Aug. 31, 2021
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013
Debt Instrument [Line Items]
Line of credit facility issuance date					Feb. 14, 2018
Maximum borrowing capacity					$ 28,745
Number of loan tranches					3
Loan margin percentage					2.80%
Interest rate description					LIBOR plus 280 basis points
Amount outstanding					$ 26,415	0
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013 | Tranche A
Debt Instrument [Line Items]
Amount drawn down					$ 15,245
Number of repayment installments					6
Repayment frequency					semi-annual
Repayment installment					$ 1,205
Balloon payment on the last repayment date					6,810
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013 | Tranche B
Debt Instrument [Line Items]
Amount drawn down					$ 6,750
Number of repayment installments					6
Repayment frequency					semi-annual
Repayment installment					$ 563
Balloon payment on the last repayment date					2,813
Loan Facility Credit Agricole ($28,745) to repay all amounts outstanding under the facility agreement dated September 2010 and to repay all amounts outstanding under the facility agreement dated December 20, 2013 | New Tranche June 2014
Debt Instrument [Line Items]
Amount drawn down					$ 6,750
Number of repayment installments					6
Repayment frequency					semi-annual
Repayment installment					$ 563
Balloon payment on the last repayment date					$ 2,813
Commerzbank A.G. to partially finance the acquisition of one Capesize vessel and the construction of three Capesize vessels
Debt Instrument [Line Items]
Line of credit facility issuance date					Jun. 30, 2009
Maximum borrowing capacity					$ 240,000
Number of loan tranches					4
Number of vessels financed					3
Number of vessels partially financed					1
Amount of each tranche					$ 60,000
Number of the cancellated tranches								2
Commerzbank A.G. to partially finance the acquisition of one Capesize vessel and the construction of three Capesize vessels | Tranche A
Debt Instrument [Line Items]
Repayment of debt				$ 53,600
Commerzbank A.G. to partially finance the acquisition of one Capesize vessel and the construction of three Capesize vessels | Tranche B
Debt Instrument [Line Items]
Repayment of debt				$ 54,500
Commerzbank A.G. to partially finance the acquisition of one Capesize vessel and the construction of three Capesize vessels | Tranche C
Debt Instrument [Line Items]
Amount outstanding			$ 15,319
Repayment of debt			13,802
Gain/ (Loss) on bond and debt extinguishment			$ 1,517
Commerzbank A.G. to partially finance the acquisition of one Capesize vessel and the construction of three Capesize vessels | Tranche D
Debt Instrument [Line Items]
Amount outstanding	$ 17,322
Repayment of debt	15,607
Gain/ (Loss) on bond and debt extinguishment	$ 1,715
HSH Nordbank A.G. ($15,300) to partially refinance the 4th tranche of the Commerzbank facility
Debt Instrument [Line Items]
Line of credit facility issuance date					May 23, 2017
Maximum borrowing capacity					$ 15,300
Loan margin percentage					3.00%
Interest rate description					LIBOR plus 300 basis points
Number of repayment installments					11
Repayment frequency					quarterly
Repayment installment					$ 383
Balloon payment on the last repayment date					$ 8,798
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit facility issuance date					Mar. 23, 2012
Maximum borrowing capacity					$ 42,000
Number of loan tranches					2
Amount outstanding					$ 45,741	50,140
Loan Facility DVB Bank SE ($72,000) | Tranche A
Debt Instrument [Line Items]
Number of vessels financed					1
Amount of each tranche					$ 26,000
Loan margin percentage					2.85%
Interest rate description					LIBOR plus 285 basis points
Number of repayment installments					5
Repayment frequency					quarterly
Repayment installment					$ 363
Balloon payment on the last repayment date					$ 14,400
Loan Facility DVB Bank SE ($72,000) | Tranche B
Debt Instrument [Line Items]
Number of vessels financed					1
Amount of each tranche					$ 16,000
Loan margin percentage					3.60%
Interest rate description					LIBOR plus 360 basis points
Number of repayment installments					6
Repayment frequency					quarterly
Repayment installment					$ 269
Balloon payment on the last repayment date					$ 6,354
Loan Facility DVB Bank SE ($72,000) | New Tranche June 2014
Debt Instrument [Line Items]
Line of credit facility issuance date					Jun. 27, 2014
Number of vessels financed					1
Amount of each tranche					$ 30,000
Loan margin percentage					2.75%
Interest rate description					LIBOR plus 275 basis points
Number of repayment installments					6
Repayment frequency					quarterly
Repayment installment					$ 469
Balloon payment on the last repayment date					$ 18,750
Loan Facility DVB Bank SE ($40,000) to finance the acquisition of four Panamax vessels
Debt Instrument [Line Items]
Line of credit facility issuance date					Sep. 30, 2013
Maximum borrowing capacity					$ 40,000
Number of vessels financed					4
Loan margin percentage					3.25%
Interest rate description					LIBOR plus 325 basis points
Number of repayment installments					11
Repayment frequency					quarterly
Repayment installment					$ 730
Balloon payment on the last repayment date					7,302
Amount outstanding					$ 15,333	18,254
Maturity date					Sep. 30, 2021
Debt instrument collateral					1 newbuilding Panamax and 1 newbuilding Capesize vessel
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date					Jan. 31, 2016
Maximum borrowing capacity					$ 41,000
Number of loan tranches					2
Number of vessels financed					2
Loan margin percentage					2.55%
Interest rate description					LIBOR plus 255 basis points
Amount outstanding					$ 0	33,816
Amount drawn down							39,900
Repayment of debt					$ 31,769
Alpha Bank A.E. ($31,000) to finance part of the acquisition of a Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date					Nov. 06, 2014
Maximum borrowing capacity					$ 31,000
Number of vessels partially financed					1
Loan margin percentage					3.00%
Interest rate description					LIBOR plus 300 basis points
Number of repayment installments					16
Repayment frequency					quarterly
Repayment installment					$ 450
Balloon payment on the last repayment date					16,600
Amount outstanding					$ 23,800	25,600
Alpha Bank A.E. ($16,125) to refinance one Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date					Nov. 03, 2016
Maximum borrowing capacity					$ 16,125
Number of vessels financed					1
Loan margin percentage					3.00%
Interest rate description					LIBOR plus 300 basis points
Number of repayment installments					16
Repayment frequency					quarterly
Repayment installment					$ 275
Balloon payment on the last repayment date					10,725
Amount outstanding					$ 15,125	$ 16,125
Navios Acquisition Loan
Debt Instrument [Line Items]
Line of credit facility issuance date					Sep. 19, 2016
Maximum borrowing capacity					$ 70,000
(Repayment of)/proceeds from loan payable to affiliate company		$ (55,132)					$ 50,000
Accrued interest		$ 5,132